Significant mergers and acquisitions and investments - Other acquisitions (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2021 USD ($)
Other acquisitions
Goodwill	¥ 292,771	¥ 276,782	¥ 264,935	$ 44,686
Total purchase price is comprised of:
- cash consideration	27,014	16,022	48,206
Other acquisitions, summarized
Other acquisitions
Net assets (liabilities)	(106)	846	4,883
Identifiable intangible assets	3,888	364	2,763
Deferred tax liabilities	(195)	(53)	(1,183)
Subtotal	3,587	1,157	6,463
Noncontrolling interests and mezzanine equity	(3,310)	(998)	(2,993)
Net identifiable assets	277	159	3,470
Goodwill	4,105	7,840	7,512
Total	4,382	7,999	10,982
Fair value of previously held equity interests	(2,434)	(2,215)	(1,778)
Purchase consideration settled	(1,794)	(5,146)	(8,415)
Deferred consideration as of year end	154	638	789
Total purchase price is comprised of:
- cash consideration	875	5,784	9,204
- non-cash consideration	1,073
- fair value of previously held equity interests	2,434	2,215	1,778
Total	4,382	7,999	10,982
Gain recognized in relation to the revaluation of previously held equity interest relating to the step acquisition	¥ 2,378	¥ 1,538	¥ 715